EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 4,112
Equity pick-up from equity investees	$ 77	$ 115	144	$ 163
Investments, ending balance	4,147		4,147		$ 4,112
Total for all joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			4,112	4,133	4,133
Acquisitions					7
Equity pick-up from equity investees			145		248
Funds contributed to equity investees					59
Dividends received from equity investees			(73)		(198)
Non-cash dividend received from equity investees					(124)
Equity earnings adjustment			(1)		(7)
Cash repayments of advances and loans from related parties			(36)		(6)
Investments, ending balance	4,147		4,147		4,112
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			2,015	2,119	2,119
Acquisitions					0
Equity pick-up from equity investees			33		108
Funds contributed to equity investees					0
Dividends received from equity investees			0		(88)
Non-cash dividend received from equity investees					(124)
Equity earnings adjustment			0		0
Cash repayments of advances and loans from related parties			0		0
Investments, ending balance	2,048		2,048		2,015
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			401	391	391
Acquisitions					0
Equity pick-up from equity investees			61		119
Funds contributed to equity investees					0
Dividends received from equity investees			(73)		(109)
Non-cash dividend received from equity investees					0
Equity earnings adjustment			0		0
Cash repayments of advances and loans from related parties			0		0
Investments, ending balance	389		389		401
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			875	874	874
Acquisitions					0
Equity pick-up from equity investees			1		1
Funds contributed to equity investees					0
Dividends received from equity investees			0		0
Non-cash dividend received from equity investees					0
Equity earnings adjustment			0		0
Cash repayments of advances and loans from related parties			0		0
Investments, ending balance	876		876		875
Porgera
Disclosure of joint ventures [line items]
Investments, beginning balance			780	703	703
Acquisitions					7
Equity pick-up from equity investees			50		22
Funds contributed to equity investees					55
Dividends received from equity investees			0		0
Non-cash dividend received from equity investees					0
Equity earnings adjustment			(1)		(7)
Cash repayments of advances and loans from related parties			(33)		0
Investments, ending balance	796		796		780
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			41	$ 46	46
Acquisitions					0
Equity pick-up from equity investees			0		(2)
Funds contributed to equity investees					4
Dividends received from equity investees			0		(1)
Non-cash dividend received from equity investees					0
Equity earnings adjustment			0		0
Cash repayments of advances and loans from related parties			(3)		(6)
Investments, ending balance	$ 38		$ 38		$ 41